Derivative Instruments and Hedging Activities Derivative Instruments and Hedging Activities (Ineffective Portion of Cash Flow Hedges) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Interest Rate Contract | Not Designated as Hedging Instrument
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net	$ 4	$ 105	$ (1)
Cash Flow Hedging
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	(68)	(492)	(91)
Fair Value, Net Derivative Asset (Liability), Recurring Basis, Still Held, Unrealized Gain (Loss), OCI	902	5	(478)
Cash Flow Hedging | Interest Rate Contract
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	(72)	(419)	(75)
Loss on discontinuation of cash flow hedge due to forecasted transaction probable of not occurring	(16)	0	(14)
Gain on Discontinuation of Cash Flow Hedge Due to Forecasted Transaction Probable of Not Occurring	26	0	0
Accumulated Other Comprehensive Income Loss Before Tax Expected Increase Decrease Next Twelve Months	13
Fair Value, Net Derivative Asset (Liability), Recurring Basis, Still Held, Unrealized Gain (Loss), OCI	869	51	(511)
Cash Flow Hedging | Foreign Exchange Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	2	(62)	(9)
Fair Value, Net Derivative Asset (Liability), Recurring Basis, Still Held, Unrealized Gain (Loss), OCI	17	(34)	25
Cash Flow Hedging | Cross Currency Interest Rate Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	0	(15)	(5)
Fair Value, Net Derivative Asset (Liability), Recurring Basis, Still Held, Unrealized Gain (Loss), OCI	0	(11)	3
Cash Flow Hedging | Commodity Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	2	4	(2)
Fair Value, Net Derivative Asset (Liability), Recurring Basis, Still Held, Unrealized Gain (Loss), OCI	16	(1)	5
Fair Value Hedging
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) on Hedging Activity	(9)	(2)	0
Fair Value Hedging | Designated as Hedging Instrument
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) on Hedging Activity	(35)	(6)	0
Fair Value Hedging | Other Contract
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) on Hedging Activity	$ 26	$ 4	$ 0